Significant Accounting Judgements, Estimates and Assumptions (Details)	12 Months Ended
Dec. 31, 2023
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Significant Accounting Judgements, Estimates and Assumptions
Invoices payment term	30 days
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Significant Accounting Judgements, Estimates and Assumptions
Invoices payment term	45 days